Boston Common ESG Impact Emerging Markets Fund TICKER: BCEMX Supplement dated July 20, 2022 to the Summary Prospectus dated January 31, 2022
200 State Street, 7th Floor	Boston, MA 02109

Effective immediately, all references to options as an investment strategy and a principal investment risk of the Fund in the Summary Prospectus are hereby removed.

Please retain this Supplement with your Summary Prospectus.
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